May 19, 2005



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE:      Gabelli Capital Series Funds, Inc. (the "Fund")
                  FILE NOS. 33-61254 AND 811-7644

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 2005 (Accession # 0000935069-05-001043).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-5177.


                                 Very truly yours,


                                 /S/ LAURIE E. DOWD
                                 Laurie E. Dowd
                                 Assistant Vice President and Manager
                                 Regulatory Administration



cc:      B. Alpert
         J. McKee
         D. Schloendorn, Esq. T. Hamlin